Borrowings - Repayment Terms And Covenats (Details)	12 Months Ended					2 Months Ended	9 Months Ended	8 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013 Navios Holdings	Dec. 31, 2013 2019 Notes Navios Holdings	Dec. 31, 2013 2019 Notes Navios Logistics	Dec. 31, 2013 2022 Notes Navios Holdings	Dec. 31, 2013 Senior notes Navios Logistics	Feb. 28, 2009 Dekabank Facility Navios Holdings	Sep. 30, 2010 Loan Facility Credit Agricole ($40,000) Navios Holdings	Aug. 31, 2011 Loan Facility Credit Agricole ($23,000) Navios Holdings	Dec. 31, 2013 Loan Facility Credit Agricole ($23,000) Navios Holdings	Dec. 31, 2013 Loan Facility DVB Bank SE ($42,000) Navios Holdings	Sep. 30, 2013 Loan Facility DVB ($40,000) Navios Holdings	Dec. 31, 2013 Loan Facility Credit Agricole ($22,500) Navios Holdings	Jun. 30, 2009 Commerzbank A.G. Navios Holdings	Dec. 31, 2013 Other long-term loans Navios Logistics
Debt Instrument [Line Items]
Repayment terms		The 2019 Co-Issuers have the option to redeem the 2019 Notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. In addition, upon the occurrence of certain change of control events, the holders of the 2019 Notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the 2019 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.		The guarantees of the Company's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. In addition, the 2022 Co-Issuers have the option to redeem the 2022 Notes in whole or in part, at any time (i) before January 15, 2017, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (2) on or after January 15, 2017, at a fixed price of 105.531%, which price declines ratably until it reaches par in 2020.	The Logistics Senior Notes are fully and unconditionally guaranteed, jointly and severally, by Navios Logistics and all of Navios Logistics' direct and indirect subsidiaries except for Logistics Finance and Horamar do Brazil. The subsidiary guarantees are 'full and unconditional', as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an 'unrestricted subsidiary' for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The Logistics Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the Logistics Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption.	On June 15, 2012, the Company sold the Navios Buena Ventura and fully repaid the outstanding balance associated with the vessel. On July 9, 2012, the Company repaid in full the loan using a portion of the proceeds of the ship mortgage notes issued in July 2012 and cash on hand.	As of December 31, 2013, the outstanding amount under the loan facility was repayable in 15 semi-annual equal installments of $1,206 with a final balloon payment of $8,022 on the last payment date.	As of December 31, 2013, the facility is repayable in 17 semi-annual equal installments of $681, with a final balloon payment of $7,264 on the last payment date.	As of December 31, 2013, the outstanding amount under the loan facility was repayable in 17 semi-annual equal installments of $700 after the drawdown date, with a final balloon payment of $7,450 on the last payment date.	As of December 31, 2013, the first tranche is repayable in 25 quarterly installments of $362, with a final balloon payment of $14,412 on the last repayment date and the second tranche is repayable in 26 quarterly installments of $269, with a final balloon payment of $6,344 on the last repayment date.	As of December 31, 2013, the facility is repayable in seven quarterly installments of $875, followed by 12 quarterly installments of $1,000, with a final balloon payment of $21,000 payable on the last repayment date.	Each tranche is repayable in ten equal semi-annual instalments of $563, with a final balloon payment of $5,625 on the last repayment date.	As of December 31, 2013, the third tranche of the facility is repayable in 22 quarterly installments of $882, with a final balloon payment of $13,814 on the last payment date; and the fourth tranche of the facility is repayable in 28 quarterly installments of $835, with a final balloon payment of $9,488 on the last payment date.	The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.
Debt Instrument Covenant Description	Amounts drawn under the facilities are secured by first priority mortgages on Navios Holdings' vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Holdings' vessels; changing the commercial and technical management of Navios Holdings' vessels; selling or changing the ownership of Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The credit facilities also require compliance with a number of financial covenants including debt coverage ratios and minimum liquidity, and compliance with the covenants contained in the indentures governing the 2019 Notes and the 2022 Notes. Among other events, it wil be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together own less than 20% of the outstanding share capital of Navios Holdings.		In addition, upon the occurrence of certain change of control events, the holders of the Logistics Senior Notes will have the right to require the Logistics Co Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.	Furthermore, upon occurrence of certain change of control events, the holders of the 2022 Notes may require the 2022 Co-Issuers to repurchase some or all of the notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2022 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2022 Co-Issuers were in compliance with the covenants as of December 31, 2013.